Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 16, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Product Information [Line Items]
Cash and cash equivalents, at carrying value		$ 20,000		$ 20,000		$ 212,000
FDIC insured amount		250,000		250,000		250,000
Jet Token, Inc. [Member]
Product Information [Line Items]
FDIC insured amount		$ 250,000		$ 250,000		$ 250,000
Property and equipment, useful life		3 years		3 years		3 years
Capitalized computer software		$ 398,000		$ 398,000		$ 398,000	$ 398,000
Amortization expense				66,351	$ 66,351	132,702	132,696
Accumulated amortization		331,750		331,750		265,398
Deferred revenue		1,099,543		$ 1,099,543		$ 933,361
NOL carryovers limitation				The CARES Act retroactively suspends the 80% income limitation on use of NOL carryovers for taxable years beginning before January 1, 2021, and allows 100% of any such taxable income to be offset by the amount of such NOL carryforward. This 80% income limitation is reinstated (with slight modifications) for tax years beginning after December 31, 2021.		The CARES Act retroactively suspends the 80% income limitation on use of NOL carryovers for taxable years beginning before January 1, 2021, and allows 100% of any such taxable income to be offset by the amount of such NOL carryforward. This 80% income limitation is reinstated (with slight modifications) for tax years beginning after December 31, 2021
Deferred tax assets						$ 1,465,000	1,213,000
Deferred tax assets, net operating losses						6,980,000	5,778,000
Increase in valuation allowance						260,000	694,000
Operating lease liabilities		1,780,707		$ 1,780,707		2,026,343		$ 2,506,711
Investments in joint venture				100,000
Aircraft sales		2,792,808	$ 7,009,542	4,668,316	7,740,979	21,862,728	1,112,195
Advertising costs				223,708	163,141
Operating lease ROU assets		1,828,882		1,828,882		2,081,568		$ 2,506,711
Jet Token, Inc. [Member] | Fractional Whole Aircraft Sales [Member]
Product Information [Line Items]
Aircraft sales			$ 6,200,000		$ 6,200,000	$ 17,200,000
Jet Token, Inc. [Member] | Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Convertible preferred shares				72,573,357	66,823,357	70,373,357	61,195,357
Jet Token, Inc. [Member] | Warrant [Member]
Product Information [Line Items]
Convertible preferred shares				1,666,667	1,666,667	1,666,667	1,666,667
Jet Token, Inc. [Member] | Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible preferred shares				19,496,335	19,809,718	19,509,718	19,809,718
Common Class A [Member]
Product Information [Line Items]
Common stock shares issued and outstanding		1,301,952		1,301,952		1,301,952
Common stock, shares redemption		1,186,952		1,186,952		1,186,952	11,500,000
Private Placement Warrants [Member]
Product Information [Line Items]
Number of warrants issued	5,760,000			5,760,000		5,760,000
IPO [Member]
Product Information [Line Items]
Number of warrants issued	17,260,000			17,260,000		17,260,000
Private Placement [Member]
Product Information [Line Items]
Number of warrants issued	11,500,000